SHARE-BASED COMPENSATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares)	4,690,079	5,100,000	4,700,000
Number of shares issued	8,834,616
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	6,309,298	6,900,000	6,700,000
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Expiration period	7 years
Maximum allotment of common shares reserved in share-based payment arrangement (in shares)	23,905,624
Common stock, capital shares issued	16,485,896
Common shares in reserve in share-based payment arrangement (in shares)	7,419,728
Common shares unallocated in reserve in share-based payment arrangement (in shares)	2,729,649
Share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allotment of common shares reserved in share-based payment arrangement (in shares)	21,756,762
Common shares in reserve in share-based payment arrangement (in shares)	12,922,146
Common shares unallocated in reserve in share-based payment arrangement (in shares)	6,612,848
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	36 months
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Company's matching percentage	75.00%
Employee contribution percentage	5.00%
Maximum percentage company will match	3.75%
Bottom of range | Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution, percentage of base salary	1.00%
Top of range | Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution, percentage of base salary	10.00%
Treasury shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	0